Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 20	$ 42	$ 83
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax	35	1	13
Non-foreign operations | Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 1,396	$ 1,394	$ 1,399